INVESTMENTS IN EQUITY METHOD INVESTEES (TABLES)	12 Months Ended
Mar. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]

The following table provides a reconciliation of the investments in equity method investees in the Group's consolidated balance sheet as of March 31, 2013 and 2014 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2013	2014
	$	$

The Group's proportionate share of equity in the net assets of equity investees	8	5
Less: Accumulated impairment losses recognized	(8)	(5)

Investments in equity investees reported in the consolidated balance sheet	-	-